Note 10 - Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings

Fair value adjustments, net is comprised of the following (in thousands):

	Three Months Ended March 31,
	2026	2025
Loss on derivative contracts	$(10,335)	$(253)
Gain on sale of equity securities investments	23,675	—
Unrealized (loss) gain on equity securities investments	(19,285)	3,641
Total fair value adjustments, net	$(5,945)	$3,388

Fair value adjustments, net is comprised of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
(Loss) gain on derivative contracts	$(43,568)	$(162)	$1,978
Unrealized gain (loss) on investments in equity securities	40,914	3,703	(243)
Gain on disposition or exchange of investments	10,986	—	—
Total fair value adjustments, net	$8,332	$3,541	$1,735

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The table below sets forth our assets and liabilities that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category (in thousands).

Description	Balance at March 31, 2026	Balance at December 31, 2025	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$587,550	$241,558	Level 1
Current and non-current investments:
Equity securities	178,049	107,486	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	215,534	170,230	Level 2
Restricted cash and cash equivalent balances:
Certificates of deposit and other deposits	1,172	1,174	Level 1
Derivative contracts - current and non-current derivative assets:
Foreign exchange contracts	384	1,127	Level 2
Metal forward contracts	16,363	15,840	Level 2
Gold-price contingent asset	3,254	—	Level 2

Liabilities:
Derivative contracts - current and non-current derivative liabilities:
Foreign exchange contracts	$1,318	$829	Level 2
Metal forward contracts	15,230	38,273	Level 2

The table below sets forth our assets and liabilities (in thousands) that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category. See Note 7 for information on the fair values of our defined benefit pension plan assets.

	Balance at December 31, 2025	Balance at December 31, 2024	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$241,558	$26,868	Level 1
Current and non-current investments:
Equity securities	107,486	33,158	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	170,230	31,515	Level 2
Derivative contracts - other current assets and other non-current assets:
Metal forward contracts	15,840	18,039	Level 2
Foreign exchange contracts	1,127	—	Level 2
Restricted cash and cash equivalents balances:
Certificates of deposit and other deposits	1,174	1,177	Level 1

Liabilities
Derivative contracts - current and non-current derivative liabilities:
Metal forward contracts	$38,273	$—	Level 2
Foreign exchange contracts	829	10,176	Level 2